Consolidated Statements of Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses
Project expenditures	$ 214	$ 173	$ 175
General and administrative	1,430	1,490	1,145
Share-based compensation	538	340	506
Depreciation	98	105	22
Other			(13)
Operating loss	2,280	2,108	1,835
Foreign exchange (gain) loss	(196)	(195)	287
Interest income	(80)	(137)	(111)
Interest expense	338	319	307
Loss from equity investee	186	273	175
Finance costs	19	29
Deferred revenue finance costs	3,453	3,250	2,985
Gain on sale of investments		(123)
Gain on sale of mining property interest			(353)
Unrealized loss on investments			73
Net loss for the year	6,000	5,524	5,198
Other comprehensive loss (income)
Foreign currency translation	1,114	2,095	(3,372)
Total comprehensive loss	$ 7,114	$ 7,619	$ 1,826
Net loss per common share
Basic and fully diluted	$ (0.03)	$ (0.03)	$ (0.03)
Weighted average number of common shares outstanding
Basic and fully diluted (000's)	178,612	174,907	174,344
Total common shares issued and outstanding (000's)	186,530	175,470	174,807